Future Minimum Payments for Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payment Due [Line Items]
2013	$ 19,984
2014	15,615
2015	13,464
2016	7,649
2017	4,753
Thereafter	$ 6,878